IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of commitments [line items]
Credit related commitments	$ 433,139	$ 421,510
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	348,452
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	50,767
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	19,878
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,438
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	178
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,426
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	50,036	50,694
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,186
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	42,529
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,867
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	0
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	28
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,426
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	18,092	28,841
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	9,999
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	4,969
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,408
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	676
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	40
Later than one months and not later than three months [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	12,522	13,542
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,525
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	3,269
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,957
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	754
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	17
3 - 6 months [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	22,230	10,256
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,791
6 - 9 months [Member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5,606
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,823
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	10
6 - 9 months [Member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	9,318	8,415
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,937
9 - 12 months [Member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,292
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	86
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3
9 - 12 months [Member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	24,142	22,105
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	23,405
1 - 2 years [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	636
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	99
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2
1 - 2 years [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	66,391	68,049
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	65,333
2 - 5 years [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	980
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	0
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	78
2 - 5 years [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	3,637	2,735
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,505
Over 5 years [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	132
Over 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	0
Over 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	0
Over 5 years [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	226,771	$ 216,873
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	226,771
No specific maturity [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	$ 0